Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.06%
Alternative Carriers–2.35%
Intelsat S.A.(b)	130,416	$2,973,485
Application Software–5.19%
Adobe, Inc.(b)	5,864	1,619,930
salesforce.com, inc.(b)	21,572	3,202,148
Splunk, Inc.(b)	14,806	1,745,035
		6,567,113
Consumer Electronics–1.68%
Sony Corp. (Japan)	36,100	2,121,254
Data Processing & Outsourced Services–9.28%
Fidelity National Information Services, Inc.	7,609	1,010,171
Fiserv, Inc.(b)	14,533	1,505,473
Mastercard, Inc., Class A	8,114	2,203,519
PayPal Holdings, Inc.(b)	31,272	3,239,467
Visa, Inc., Class A	21,937	3,773,383
		11,732,013
Health Care Equipment–5.02%
Abbott Laboratories	27,364	2,289,546
Boston Scientific Corp.(b)	38,577	1,569,698
Intuitive Surgical, Inc.(b)	1,097	592,303
Teleflex, Inc.	5,582	1,896,485
		6,348,032
Interactive Home Entertainment–9.85%
Activision Blizzard, Inc.	69,895	3,698,843
Electronic Arts, Inc.(b)	17,569	1,718,599
Nintendo Co., Ltd. (Japan)	10,900	4,058,193
Sea Ltd., ADR (Thailand)(b)	60,206	1,863,376
Take-Two Interactive Software, Inc.(b)	8,987	1,126,431
		12,465,442
Interactive Media & Services–12.50%
Alphabet, Inc., Class A(b)	5,528	6,750,462
Alphabet, Inc., Class C(b)	1,159	1,412,821
Facebook, Inc., Class A(b)	34,597	6,161,034
Match Group, Inc.(c)	20,827	1,487,881
		15,812,198
Internet & Direct Marketing Retail–14.46%
Alibaba Group Holding Ltd., ADR (China)(b)	36,655	6,129,816
Amazon.com, Inc.(b)	6,227	10,809,511
Booking Holdings, Inc.(b)	688	1,350,276
		18,289,603
Internet Services & Infrastructure–0.20%
Twilio, Inc., Class A(b)	2,345	257,856
Shares		Value
Life Sciences Tools & Services–6.65%
10X Genomics, Inc., Class A(b)	12,826	$646,430
Illumina, Inc.(b)	13,525	4,114,576
IQVIA Holdings, Inc.(b)	14,938	2,231,438
Thermo Fisher Scientific, Inc.	4,884	1,422,563
		8,415,007
Managed Health Care–0.20%
UnitedHealth Group, Inc.	1,190	258,611
Movies & Entertainment–1.43%
Netflix, Inc.(b)	6,763	1,809,914
Semiconductor Equipment–5.55%
Applied Materials, Inc.	73,248	3,655,075
ASML Holding N.V., New York Shares (Netherlands)	13,540	3,363,607
		7,018,682
Semiconductors–9.50%
Broadcom, Inc.	9,404	2,596,162
NVIDIA Corp.	6,447	1,122,229
QUALCOMM, Inc.	37,361	2,849,897
Semtech Corp.(b)	61,274	2,978,529
Silicon Motion Technology Corp., ADR (Taiwan)	69,739	2,465,274
		12,012,091
Systems Software–9.44%
Microsoft Corp.	58,144	8,083,760
Palo Alto Networks, Inc.(b)	7,690	1,567,453
ServiceNow, Inc.(b)	9,017	2,288,966
		11,940,179
Technology Hardware, Storage & Peripherals–4.41%
Apple, Inc.	24,909	5,578,869
Trucking–0.35%
Lyft, Inc., Class A(b)	10,729	438,172
Total Common Stocks & Other Equity Interests (Cost $66,870,426)		124,038,521
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	965,318	965,318
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	689,313	689,520
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	1,103,220	1,103,220
Total Money Market Funds (Cost $2,758,064)		2,758,058
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $69,628,490)		126,796,579

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	1,445,991	$1,445,991
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	481,852	481,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,928,033)		1,927,988
TOTAL INVESTMENTS IN SECURITIES–101.77% (Cost $71,556,523)		128,724,567
OTHER ASSETS LESS LIABILITIES—(1.77)%		(2,232,757)
NET ASSETS–100.00%		$126,491,810
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$117,859,074	$6,179,447	$—	$124,038,521
Money Market Funds	4,686,046	—	—	4,686,046
Total Investments	$122,545,120	$6,179,447	$—	$128,724,567
Invesco V.I. Technology Fund